Prospectus Supplement

May 1, 2014

The Universal Institutional Funds, Inc.

Supplement dated May 1, 2014 to The Universal Institutional Funds, Inc. (the "Fund") Prospectus, dated May 1, 2014 of:

Mid Cap Growth Portfolio (Class I) (the "Portfolio")

Effective at the close of business on May 30, 2014, the Fund will suspend offering Class I shares of the Portfolio to new investors. The Fund will continue to offer Class I shares of the Portfolio to existing shareholders. The Fund may recommence offering Class I shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class I shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

Prospectus Supplement

May 1, 2014

The Universal Institutional Funds, Inc.

Supplement dated May 1, 2014 to The Universal Institutional Funds, Inc. (the "Fund") Prospectus, dated May 1, 2014 of:

Mid Cap Growth Portfolio (Class II) (the "Portfolio")

Effective at the close of business on May 30, 2014, the Fund will suspend offering Class II shares of the Portfolio to new investors. The Fund will continue to offer Class II shares of the Portfolio to existing shareholders. The Fund may recommence offering Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class II shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.

Prospectus Supplement

May 1, 2014

The Universal Institutional Funds, Inc.

Supplement dated May 1, 2014 to The Universal Institutional Funds, Inc. (the "Fund") Prospectus, dated May 1, 2014 of:

Small Company Growth Portfolio (Class II) (the "Portfolio")

Effective at the close of business on May 30, 2014, the Fund will suspend offering Class II shares of the Portfolio to new investors. The Fund will continue to offer Class II shares of the Portfolio to existing shareholders. The Fund may recommence offering Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class II shares may be limited in amount and may commence and terminate without any prior notice.

Please retain this supplement for future reference.